Leases - Summary of Changes in ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	$ 43,361	$ 30,203
Balance, end of period	33,543	43,361	$ 43,361
Impairment charge	0	40,050
Cost [member]
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	60,779	34,983
Additions	5,534	42,415
Transfer out	(10,458)	(16,619)
Balance, end of period	55,855	60,779	60,779
Assets acquired from Tahoe			8,500
Accumulated Depreciation [member]
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	(17,418)	(4,780)
Amortization	(14,244)	(20,103)
Transfer out	9,350	7,465
Balance, end of period	$ (22,312)	(17,418)	$ (17,418)
Accumulated Depreciation [member] | Manantial Espejo Mine and COSE and Joaquin Projects [Member]
Changes in Right-of-Use Assets [Roll Forward]
Impairment charge		$ 2,400